Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative)		1 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended
	Jul. 21, 2016	Jul. 26, 2016	Jul. 21, 2016	Mar. 31, 2017 USD ($) Customer	Mar. 31, 2016 Customer	Jun. 30, 2016	Dec. 31, 2016 USD ($) Customer	Dec. 31, 2015 USD ($) Customer
Description of the reverse stock split	1-for-40 reverse stock split of its issued common stock, which was effectuated on July 26, 2016.	A 1-for-40 reverse stock split of its issued common stock on July 26, 2016.	A 1-for-40 reverse stock split of its issued common stock on July 26, 2016.			A ratio of 1-for-15, 1-for-20, 1-for-25, 1-for-30, 1-for-35 or 1-for-40, with the specific ratio and effective time of the reverse stock split.
FDIC insured limit				$ 0			$ 161,000
Allowance for doubtful accounts				$ 31,000			25,000	$ 28,000
Legal and other costs							459,000
General and Administrative Expense [Member]
Legal and other costs							$ 459,000
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Number of major customers | Customer				2			3	3
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Percentage of concentration risk				20.00%			20.00%	14.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Percentage of concentration risk				13.00%			13.00%	14.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Percentage of concentration risk							10.00%	12.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Other Customers with Total Accounts Receivable over Threshold [Member]
Percentage of concentration risk				9.00%			9.00%	9.00%
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Number of major customers | Customer				1	1
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Percentage of concentration risk				12.00%	11.00%		10.00%	12.00%
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Other Customers with Total Product Revenues Over Threshold [Member]
Percentage of concentration risk				9.00%	9.00%		9.00%	9.00%
Minimum [Member]
Useful life							5 years
Term of service agreements (in years)				1 year			1 year
Maximum [Member]
Useful life							7 years
Term of service agreements (in years)				3 years			3 years